LIENS, GUARANTEES AND COMMITMENTS (Narrative) (Details) € in Millions, $ in Millions	Dec. 31, 2023 USD ($)	Dec. 04, 2022 EUR (€)	Dec. 04, 2022 USD ($)
Another Israeli Bank
Disclosure of contingent liabilities [line items]
Lien amount for bank guarantee	$ 2.3
European Processing Agency
Disclosure of contingent liabilities [line items]
Aggregate minimum processing turnover transactions per annum			$ 3.5
Minimum turnover transactions per month		€ 250	$ 264.0
Minimum percentage of visa credit		55.00%	55.00%